Supplemental Guarantor Condensed Consolidating Financial Statements (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates	$ (199.0)	$ (139.4)	$ (286.6)	$ (233.7)	$ (249.8)	$ (73.1)	$ (76.5)	$ (249.8)	$ (360.2)	$ (658.2)	$ (770.1)	$ (909.5)	$ (759.6)	$ (1,288.0)
Income tax (benefit) expense	28.6	28.3	(69.4)	(74.7)	(108.2)	(15.1)	(18.9)	(88.1)	(148.0)	101.7	(252.3)	(224.0)	(270.1)	(323.8)
Net (loss) income	(180.3)	(124.0)	(174.2)	(115.0)	(114.1)	(13.6)	(9.8)	(128.2)	(184.5)	(623.9)	(403.3)	(527.3)	(336.1)	(846.9)
Net (loss) income attributable to First Data Corporation	(219.5)	(179.0)	(212.0)	(157.4)	(152.5)	(69.3)	(53.9)	(175.8)	(217.1)	(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
FDC Parent Company
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates	(310.4)		(377.6)							(936.1)	(996.5)	(1,244.1)	(1,107.7)	(1,576.3)
Income tax (benefit) expense	(90.9)		(165.6)							(190.1)	(474.6)	(543.2)	(591.6)	(554.5)
Net (loss) income	(219.5)		(212.0)							(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
Net (loss) income attributable to First Data Corporation	(219.5)		(212.0)							(746.0)	(521.9)	(700.9)	(516.1)	(1,021.8)
Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates	168.2		113.3							383.7	419.3	563.5	458.0	397.0
Income tax (benefit) expense	68.6		67.5							185.0	199.8	273.7	243.4	124.3
Net (loss) income	146.9		88.5							334.1	332.8	447.2	368.2	390.4
Net (loss) income attributable to First Data Corporation	146.9		88.5							334.1	332.8	447.2	368.2	390.4
Non-Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates	130.8		145.8							368.8	304.0	473.4	476.2	317.3
Income tax (benefit) expense	50.9		28.7							106.8	22.5	45.5	78.1	106.4
Net (loss) income	79.9		117.4							262.6	282.7	428.7	397.9	212.4
Net (loss) income attributable to First Data Corporation	65.7		102.5							223.3	238.8	366.8	338.3	163.3
Consolidation Adjustments
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates	(187.6)		(168.1)							(474.6)	(496.9)	(702.3)	(586.1)	(426.0)
Net (loss) income	(187.6)		(168.1)							(474.6)	(496.9)	(702.3)	(586.1)	(427.9)
Net (loss) income attributable to First Data Corporation	(212.6)		(191.0)							(557.4)	(571.6)	(814.0)	(706.5)	(553.7)
Increase (Decrease) from Amounts Previously Reported | FDC Parent Company
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates			10.8								35.3		110.4	44.0
Income tax (benefit) expense			10.8								35.3		110.4	44.0
Increase (Decrease) from Amounts Previously Reported | Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates			(27.6)								(92.7)		(260.1)	(108.6)
Income tax (benefit) expense			(10.4)								(34.7)		(97.9)	(40.4)
Net (loss) income			(17.2)								(58.0)		(162.2)	(68.2)
Net (loss) income attributable to First Data Corporation			(17.2)								(58.0)		(161.9)	(68.4)
Increase (Decrease) from Amounts Previously Reported | Non-Guarantor Subsidiaries
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates			(1.1)								(1.6)		(36.6)	(9.4)
Income tax (benefit) expense			(0.4)								(0.6)		(12.5)	(3.6)
Net (loss) income			(0.7)								(1.0)		(24.1)	(5.8)
Net (loss) income attributable to First Data Corporation			(0.7)								(1.0)		(24.4)	(5.6)
Increase (Decrease) from Amounts Previously Reported | Consolidation Adjustments
Supplemental Guarantor Condensed Consolidating Financial Statements
(Loss) income before income taxes and equity earnings in affiliates			17.9								59.0		186.3	74.0
Net (loss) income			17.9								59.0		186.3	74.0
Net (loss) income attributable to First Data Corporation			$ 17.9								$ 59.0		$ 186.3	$ 74.0